American Century Investments®
Quarterly Portfolio Holdings
One Choice® Blend+ 2030 Portfolio
April 30, 2026

One Choice Blend+ 2030 Portfolio - Schedule of Investments
APRIL 30, 2026 (UNAUDITED)

	Shares	Value ($)
UNDERLYING FUNDS(1) — 100.0%
Domestic Equity Funds — 35.2%
Avantis U.S. Equity Fund G Class	599,169	13,780,890
Avantis U.S. Small Cap Value Fund G Class	83,729	1,713,095
Focused Large Cap Value Fund G Class	1,392,663	15,361,071
Growth Fund G Class	227,199	13,977,304
Heritage Fund G Class	69,534	1,844,034
Mid Cap Value Fund G Class	195,182	3,097,542
Small Cap Growth Fund G Class	63,595	1,676,366
		51,450,302
Domestic Fixed Income Funds — 34.7%
Avantis Core Fixed Income Fund G Class	3,665,295	30,788,479
High Income Fund G Class	762,173	6,630,906
Inflation-Adjusted Bond Fund G Class	447,920	4,806,177
Short Duration Fund G Class	287,244	2,814,990
Short Duration Inflation Protection Bond Fund G Class	526,794	5,636,693
		50,677,245
International Equity Funds — 17.9%
Avantis Emerging Markets Equity Fund G Class	136,106	2,323,323
Avantis International Equity Fund G Class	697,295	11,777,314
Focused International Growth Fund G Class	220,273	4,348,192
Global Real Estate Fund G Class	142,560	2,118,444
International Small-Mid Cap Fund G Class	48,948	641,221
International Value Fund G Class	397,704	4,840,052
		26,048,546
International Fixed Income Funds — 9.8%
Emerging Markets Debt Fund G Class	290,746	2,744,639
Global Bond Fund G Class	1,332,174	11,616,559
		14,361,198
Money Market Funds — 2.4%
U.S. Government Money Market Fund G Class	3,453,934	3,453,934
TOTAL INVESTMENT SECURITIES — 100.0% (Cost $132,716,980)		145,991,225
OTHER ASSETS AND LIABILITIES — 0.0%		—
TOTAL NET ASSETS — 100.0%		$145,991,225

NOTES TO SCHEDULE OF INVESTMENTS
(1)Investments are funds within the American Century Investments family of funds and are considered affiliated funds.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Underlying Funds

The fund invests in varying combinations of other mutual funds and exchange-traded funds advised by American Century Investments (the underlying funds). The fund’s asset allocation is intended to diversify investments among stocks, bonds, and short-term investments. The portfolio holdings of each underlying fund are available at americancentury.com, avantisinvestors.com or upon request at 1-800-345-2021.

2. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value (NAV) per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The value of investments of the fund is determined by American Century Investment Management, Inc. (ACIM) (the investment advisor), as the valuation designee, pursuant to its valuation policies and procedures. The Board of Directors oversees the valuation designee and reviews its valuation policies and procedures at least annually.

Open-end management investment companies are valued at the reported NAV per share. Exchange-traded funds are listed or traded on a domestic securities exchange and are valued at the last reported sales price or at the official closing price as provided by the exchange.

3. Fair Value Measurements

The fund's investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

As of period end, the fund's investment securities were classified as Level 1. The Schedule of Investments provides additional information on the fund's portfolio holdings.

4. Affiliated Fund Transactions

A summary of transactions for each underlying fund for the period ended April 30, 2026 follows (amounts in thousands):

Fund/Underlying Fund(1)	Beginning Value	Purchase Cost	Sales Cost	Change in Net Unrealized Appreciation (Depreciation)	Ending Value	Ending Shares	Net Realized Gain (Loss)	Distributions Received(2)
Avantis U.S. Equity Fund	$14,949	$2,462	$5,358	$1,728	$13,781	599	$386	$345
Avantis U.S. Small Cap Value Fund	1,396	335	332	314	1,713	84	15	107
Focused Large Cap Value Fund	12,769	4,535	2,257	314	15,361	1,393	15	1,562
Growth Fund	12,018	5,673	3,071	(643)	13,977	227	1	1,756
Heritage Fund	1,638	672	169	(297)	1,844	70	(5)	248
Mid Cap Value Fund	2,607	907	396	(20)	3,098	195	(15)	362
Small Cap Growth Fund	1,402	387	211	98	1,676	64	6	96
Avantis Core Fixed Income Fund	28,455	8,689	6,389	33	30,788	3,665	(5)	975
High Income Fund	5,971	1,403	720	(23)	6,631	762	4	334
Inflation-Adjusted Bond Fund	4,748	919	939	78	4,806	448	(6)	102
Short Duration Fund	2,133	854	163	(9)	2,815	287	—	89
Short Duration Inflation Protection Bond Fund	4,104	1,978	472	27	5,637	527	(3)	152
Avantis Emerging Markets Equity Fund	2,156	333	608	442	2,323	136	48	81
Avantis International Equity Fund	6,543	5,731	2,151	1,654	11,777	697	68	361
Focused International Growth Fund	3,586	1,029	397	130	4,348	220	4	42
Global Real Estate Fund	1,742	370	222	228	2,118	143	2	77
International Small-Mid Cap Fund	595	122	157	82	642	49	10	19
International Value Fund	3,996	952	776	668	4,840	398	23	387
Emerging Markets Debt Fund	2,501	465	291	70	2,745	291	3	137
Global Bond Fund	11,960	3,014	3,238	(119)	11,617	1,332	2	471
U.S. Government Money Market Fund	—	3,510	56	—	3,454	3,454	—	50
	$125,269	$44,340	$28,373	$4,755	$145,991	15,041	$553	$7,753
(1)Underlying fund investments represent G Class.
(2)Distributions received includes distributions from net investment income and from capital gains, if any.
This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual financial statements.